LVIP Macquarie Social Awareness Fund
Schedule of Investments
September 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–99.52%
Automobile Components–0.31%
BorgWarner, Inc.	71,552	$2,596,622
		2,596,622
Automobiles–0.70%
†Tesla, Inc.	22,008	5,757,953
		5,757,953
Banks–4.24%
East West Bancorp, Inc.	100,883	8,347,059
JPMorgan Chase & Co.	92,425	19,488,736
U.S. Bancorp	156,773	7,169,229
		35,005,024
Beverages–1.15%
PepsiCo, Inc.	55,801	9,488,960
		9,488,960
Biotechnology–2.47%
†Exact Sciences Corp.	91,753	6,250,214
†Neurocrine Biosciences, Inc.	38,183	4,399,445
†Vertex Pharmaceuticals, Inc.	20,981	9,757,844
		20,407,503
Broadline Retail–3.85%
†Amazon.com, Inc.	170,579	31,783,985
		31,783,985
Building Products–1.96%
Carlisle Cos., Inc.	13,236	5,952,891
Trane Technologies PLC	26,322	10,232,151
		16,185,042
Capital Markets–3.01%
BlackRock, Inc.	9,379	8,905,454
Intercontinental Exchange, Inc.	58,165	9,343,626
Raymond James Financial, Inc.	54,432	6,665,743
		24,914,823
Chemicals–2.07%
Corteva, Inc.	62,293	3,662,205
DuPont de Nemours, Inc.	55,105	4,910,407
Linde PLC	17,882	8,527,211
		17,099,823
Commercial Services & Supplies–0.54%
Waste Management, Inc.	21,540	4,471,704
		4,471,704
Communications Equipment–0.75%
Cisco Systems, Inc.	116,312	6,190,125
		6,190,125
Construction & Engineering–1.98%
†Ameresco, Inc. Class A	37,536	1,424,116
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Construction & Engineering (continued)
Quanta Services, Inc.	43,118	$12,855,632
†WillScot Holdings Corp.	56,214	2,113,646
		16,393,394
Consumer Staples Distribution & Retail–0.83%
Casey's General Stores, Inc.	18,300	6,875,493
		6,875,493
Diversified Telecommunication Services–0.53%
AT&T, Inc.	198,101	4,358,222
		4,358,222
Electrical Equipment–1.46%
Eaton Corp. PLC	20,223	6,702,711
Emerson Electric Co.	35,001	3,828,060
Rockwell Automation, Inc.	5,824	1,563,511
		12,094,282
Entertainment–0.76%
Walt Disney Co.	64,834	6,236,382
		6,236,382
Financial Services–2.18%
Visa, Inc. Class A	65,465	17,999,602
		17,999,602
Food Products–0.57%
General Mills, Inc.	63,917	4,720,270
		4,720,270
Ground Transportation–1.45%
Knight-Swift Transportation Holdings, Inc.	90,774	4,897,258
Union Pacific Corp.	28,661	7,064,363
		11,961,621
Health Care Equipment & Supplies–2.52%
Abbott Laboratories	72,444	8,259,340
Becton Dickinson & Co.	20,058	4,835,984
†Edwards Lifesciences Corp.	47,599	3,141,058
†Lantheus Holdings, Inc.	42,040	4,613,890
		20,850,272
Health Care Providers & Services–1.26%
Cigna Group	30,079	10,420,569
		10,420,569
Health Care Technology–0.28%
†Veeva Systems, Inc. Class A	11,199	2,350,334
		2,350,334
Hotels, Restaurants & Leisure–2.03%
Aramark	113,505	4,396,048
Starbucks Corp.	62,228	6,066,608
LVIP Macquarie Social Awareness Fund–1

LVIP Macquarie Social Awareness Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
Texas Roadhouse, Inc.	35,623	$6,291,022
		16,753,678
Household Durables–1.52%
Dr. Horton, Inc.	31,208	5,953,550
Toll Brothers, Inc.	42,996	6,642,452
		12,596,002
Industrial REITs–0.60%
First Industrial Realty Trust, Inc.	89,152	4,990,729
		4,990,729
Insurance–2.63%
Axis Capital Holdings Ltd.	99,708	7,937,754
Kemper Corp.	98,774	6,049,908
Reinsurance Group of America, Inc.	35,652	7,767,501
		21,755,163
Interactive Media & Services–6.75%
Alphabet, Inc. Class A	218,730	36,276,371
Meta Platforms, Inc. Class A	34,094	19,516,769
		55,793,140
IT Services–1.71%
Accenture PLC Class A	27,453	9,704,086
†MongoDB, Inc.	9,974	2,696,471
†Snowflake, Inc. Class A	15,128	1,737,602
		14,138,159
Leisure Products–0.33%
†YETI Holdings, Inc.	67,379	2,764,560
		2,764,560
Life Sciences Tools & Services–2.30%
†ICON PLC	13,902	3,994,184
†Repligen Corp.	29,895	4,448,974
Thermo Fisher Scientific, Inc.	17,039	10,539,814
		18,982,972
Machinery–2.90%
Deere & Co.	12,798	5,340,989
Ingersoll Rand, Inc.	31,545	3,096,457
Lincoln Electric Holdings, Inc.	24,831	4,768,049
Parker-Hannifin Corp.	17,022	10,754,840
		23,960,335
Media–0.82%
Comcast Corp. Class A	162,355	6,781,568
		6,781,568
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Metals & Mining–0.31%
Reliance, Inc.	8,763	$2,534,347
		2,534,347
Oil, Gas & Consumable Fuels–3.16%
Chesapeake Energy Corp.	96,939	7,973,233
ConocoPhillips	78,243	8,237,423
Diamondback Energy, Inc.	57,441	9,902,828
		26,113,484
Passenger Airlines–0.51%
Delta Air Lines, Inc.	83,660	4,249,091
		4,249,091
Pharmaceuticals–3.04%
Eli Lilly & Co.	11,179	9,903,923
Merck & Co., Inc.	87,440	9,929,687
Pfizer, Inc.	183,397	5,307,509
		25,141,119
Real Estate Management & Development–0.55%
†Jones Lang LaSalle, Inc.	16,955	4,574,629
		4,574,629
Residential REITs–0.64%
Camden Property Trust	42,864	5,294,990
		5,294,990
Semiconductors & Semiconductor Equipment–9.50%
Broadcom, Inc.	119,637	20,637,383
NVIDIA Corp.	361,187	43,862,549
†ON Semiconductor Corp.	82,405	5,983,427
Texas Instruments, Inc.	38,860	8,027,310
		78,510,669
Software–14.42%
†Adobe, Inc.	9,824	5,086,671
†Crowdstrike Holdings, Inc. Class A	20,710	5,808,534
†Datadog, Inc. Class A	20,096	2,312,246
Intuit, Inc.	9,269	5,756,049
Microsoft Corp.	135,549	58,326,734
†Palo Alto Networks, Inc.	16,856	5,761,381
†PTC, Inc.	22,930	4,142,534
Roper Technologies, Inc.	15,275	8,499,621
Salesforce, Inc.	30,798	8,429,720
†ServiceNow, Inc.	10,740	9,605,748
†Tyler Technologies, Inc.	9,390	5,481,131
		119,210,369
Specialized REITs–1.46%
American Tower Corp.	21,544	5,010,272
Extra Space Storage, Inc.	39,178	7,059,484
		12,069,756
LVIP Macquarie Social Awareness Fund–2

LVIP Macquarie Social Awareness Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail–3.12%
†Five Below, Inc.	32,623	$2,882,242
Home Depot, Inc.	35,665	14,451,458
Tractor Supply Co.	28,920	8,413,696
		25,747,396
Technology Hardware, Storage & Peripherals–5.76%
Apple, Inc.	204,268	47,594,444
		47,594,444
Textiles, Apparel & Luxury Goods–0.59%
NIKE, Inc. Class B	55,447	4,901,515
		4,901,515
Total Common Stock (Cost $290,697,576)		822,620,120

	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–0.54%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.94%)	4,418,692	$4,418,692
Total Money Market Fund (Cost $4,418,692)		4,418,692

TOTAL INVESTMENTS–100.06% (Cost $295,116,268)	827,038,812
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.06%)	(464,547)
NET ASSETS APPLICABLE TO 15,814,263 SHARES OUTSTANDING–100.00%	$826,574,265

†Non-income producing.

Summary of Abbreviations:
IT–Information Technology
REIT–Real Estate Investment Trust
LVIP Macquarie Social Awareness Fund–3